CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities:
Net loss	$ (16,673)	$ (9,075)	$ (12,978)	$ (13,316)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	300	524	723	628
Amortization of deferred financing costs and debt discount		20	20	190
Stock-based compensation expense	827	422	550	569
Noncash financing expenses	3,061	3,545	3,545
Change in fair value of derivative instruments	2,631	(5,654)
Common stock issued for research and development				75
Accretion of discount on short-term investments	(19)	(70)	(111)
Reduction in the carrying amount of operating lease right-of-use assets	53	96	129	117
Gain on sale of assets	(16)			2
Increases (decreases) in cash caused by changes in operating assets and liabilities:
Other assets	635	704
Grant receivable			(571)
Accounts payable and accrued expenses	(6,308)	1,326	4,702	(3,677)
Change in operating lease liabilities	(54)	(97)	(130)	(117)
Deferred grant liability	1,045	(1,084)	(997)	281
Other assets			218	2,397
Change in fair value of warrants	800		(5,654)
Net cash used in operating activities	(14,518)	(9,343)	(10,554)	(12,851)
Cash flows used in investing activities:
Purchases of property and equipment	(37)	(135)	(146)	(160)
Proceeds from sale of property and equipment	30
Purchase of short-term investments	(11,068)	(7,145)	(15,590)
Redemption of short-term investments	11,305	3,650	12,170
Purchase of intangible assets	(7)	(545)	(545)
Net cash provided by (used in) investing activities	223	(4,175)	(4,111)	(160)
Cash flows provided by financing activities:
Principal payments of term loan obligation		(3,996)	(3,996)	(1,608)
Proceeds from credit facility		3,292	3,292
Repayment of credit facility	(3,292)
Payment of financing costs	(2,250)
Proceeds from issuance of notes payable and warrants	3,738
Repayment of notes payable	(3,703)
Purchase of treasury stock		(374)	(374)	(126)
Proceeds from sale of common stock, pre-funded warrants and warrants	15,927	7,265
Proceeds from sale of common stock under Lincoln Park Purchase Agreement	19,612
Payment to investors pursuant to Letter Agreement (Note 13)	(2,293)
Offering costs for sale of common stock	(231)			(348)
Proceeds from sale of common stock warrants and pre-funded warrants, net			7,265
Proceeds from sale of common stock, net of offering costs of $0.2 million				5,527
Net cash provided by financing activities	27,508	6,187	6,187	3,445
Net increase (decrease) in cash and cash equivalents	13,213	(7,331)	(8,478)	(9,566)
Cash and cash equivalents at beginning of period	76	8,554	8,554	18,120
Cash and cash equivalents at end of period	13,289	1,223	76	8,554
Cash paid during period for:
Interest	539	$ 32	$ 32	222
Supplemental schedule of non-cash investing and financing activities:
Unpaid liability to investors pursuant to Letter Agreement (Note 13)	6,391
Exchange of warrants for notes payable	3,694
Redemption of notes by issuance of common stock, pre-funded warrants and warrants	3,512
Unpaid offering cost	$ 252			174
Common stock issued in payment for in process research and development				75
Right-of-use assets acquired by assuming operating lease liabilities				$ 71